Summary of Significant Accounting Policies - Schedule of Net Revenues (Details)	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Schedule of Net Revenues [Line Items]
Net revenues	¥ 40,595,916	$ 5,647,420	¥ 78,335,376	¥ 983,168,898
Product sales revenue [Member]
Schedule of Net Revenues [Line Items]
Net revenues	34,096,450		71,321,462	920,653,911
Service revenue [Member]
Schedule of Net Revenues [Line Items]
Net revenues	¥ 6,499,466		¥ 7,013,914	¥ 62,514,987